CONSOLIDATED BALANCE SHEETS - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash and cash equivalents	R$ 2,555,338	R$ 5,063,383
Short-term investments
Held for Trading	821,518	1,024,411
Trade account receivable - net	2,798,420	3,576,699
Inventories	6,701,404	6,332,730
Tax credits	402,429	504,429
Income and social contribution taxes recoverable	487,633	623,636
Unrealized gains on financial instruments		2,557
Assets held for sale	3,745,634
Other current assets	469,737	668,895
TOTAL CURRENT ASSETS	17,982,113	17,796,740
NON-CURRENT ASSETS
Tax credits	30,841	56,703
Deferred income taxes	3,054,393	3,407,230
Unrealized gains on financial instruments		10,394
Related parties	51,839	57,541
Judicial deposits	2,051,181	1,861,784
Other non-current assets	542,973	447,260
Prepaid pension cost	1,149	56,797
Investments in associates and jointly-controlled entities	1,280,299	798,844
Goodwill	7,891,142	9,470,016
Other Intangibles	972,089	1,319,941
Property, plant and equipment, net	16,443,742	19,351,891
TOTAL NON-CURRENT ASSETS	32,319,648	36,838,401
TOTAL ASSETS	50,301,761	54,635,141
CURRENT LIABILITIES
Trade accounts payable	3,179,954	2,743,818
Short-term debt	2,004,341	4,458,220
Taxes payable	284,101	341,190
Income and social contribution taxes payable	70,242	74,458
Payroll and related liabilities	443,859	464,494
Employee benefits	253	409
Environmental liabilities	21,928	17,737
Unrealized losses on financial instruments		6,584
Liabilities held for sale	1,084,032
Other current liabilities	625,410	514,599
TOTAL CURRENT LIABILITIES	7,714,120	8,621,509
NON-CURRENT LIABILITIES
Long-term debt	14,457,315	15,959,590
Debentures	47,928	165,423
Deferred income taxes	82,686	395,436
Unrealized losses on financial instruments	1,267
Provision for tax, civil, and labor liabilities	827,883	2,239,226
Environmental liabilities	63,263	66,069
Employee benefits	1,424,611	1,504,394
Obligations with FIDC	1,135,077	1,007,259
Other non-current liabilities	653,670	401,582
TOTAL NON-CURRENT LIABILITIES	18,693,700	21,738,979
EQUITY
Capital	19,249,181	19,249,181
Treasury stocks	(76,085)	(98,746)
Capital reserves	11,597	11,597
Retained earnings	3,315,374	3,763,207
Operations with non-controlling interests	(2,870,831)	(2,873,335)
Other reserves	4,015,965	3,976,232
EQUITY ATTRIBUTABLE TO THE EQUITY HOLDERS OF THE PARENT	23,645,201	24,028,136
NON-CONTROLLING INTERESTS	248,740	246,517
EQUITY	23,893,941	24,274,653
TOTAL LIABILITIES AND EQUITY	R$ 50,301,761	R$ 54,635,141